Expense Example, No Redemption (Vanguard Diversified Equity Fund Participant)	Vanguard Diversified Equity Fund Vanguard Diversified Equity Fund - Investor Shares 11/1/2013 - 10/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	42
3 YEAR	132
5 YEAR	230
10 YEAR	518